Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Earnings per share
Earnings per share

			Cents per share
Per ordinary share	2019	2018	2017
Basic earnings per share	19.84	46.98	17.20
Diluted earnings per share	19.73	46.67	17.10

		Dollars per share
Per American Depositary Share (ADS)	2019	2018	2017
Basic earnings per share	1.19	2.82	1.03
Diluted earnings per share	1.18	2.80	1.03

Basic earnings per ordinary share amounts are calculated by dividing the profit for the year attributable to BP ordinary shareholders by the weighted average number of ordinary shares outstanding during the year.
The weighted average number of shares outstanding includes certain shares that will be issuable in the future under employee share-based payment plans and excludes treasury shares, which includes shares held by the Employee Share Ownership Plan trusts (ESOPs).
For the diluted earnings per share calculation, the weighted average number of shares outstanding during the year is adjusted for the average number of shares that are potentially issuable in connection with employee share-based payment plans. If the inclusion of potentially issuable shares would decrease loss per share, the potentially issuable shares are excluded from the weighted average number of shares outstanding used to calculate diluted earnings per share.

			$ million
	2019	2018	2017
Profit attributable to BP shareholders	4,026	9,383	3,389
Less: dividend requirements on preference shares	1	1	1
Profit for the year attributable to BP ordinary shareholders	4,025	9,382	3,388

			Shares thousand
	2019	2018	2017
Basic weighted average number of ordinary shares	20,284,859	19,970,215	19,692,613
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans	114,811	132,278	123,829
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share	20,399,670	20,102,493	19,816,442

			Shares thousand
	2019	2018	2017
Basic weighted average number of ordinary shares – ADS equivalent	3,380,809	3,328,369	3,282,102
Potential dilutive effect of ordinary shares (ADS equivalent) issuable under employee share-based payment plans	19,136	22,046	20,638
Weighted average number of ordinary shares (ADS equivalent) outstanding used to calculate diluted earnings per share	3,399,945	3,350,415	3,302,740

11. Earnings per share – continued
The number of ordinary shares outstanding at 31 December 2019, excluding treasury shares, and including certain shares that will be issuable in the future under employee share-based payment plans was 20,241,170,965. Between 31 December 2019 and 27 February 2020, the latest practicable date before the completion of these financial statements, there was a net decrease of 46,527,851 in the number of ordinary shares outstanding primarily as a result of share issues in relation to employee share-based payment plans. A further 120 million of shares have also been repurchased in January 2020 as part of the share buyback programme at a total cost of $776 million.
Employee share-based payment plans
The group operates share and share option plans for directors and certain employees to obtain ordinary shares and ADSs in the company. Information on these plans for directors is shown in the Directors remuneration report on pages 100-127.
The following table shows the number of shares potentially issuable under equity-settled employee share option plans, including the number of options outstanding, the number of options exercisable at the end of each year, and the corresponding weighted average exercise prices. The dilutive effect of these plans at 31 December is also shown.

Share options		2019		2018
	Number of optionsab thousand	Weighted average exercise price $	Number of optionsab thousand	Weighted average exercise price $
Outstanding	17,112	4.91	19,437	4.28
Exercisable	1,067	3.97	481	4.69
Dilutive effect	3,990	n/a	6,123	n/a

[a]	Numbers of options shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).

[b]	At 31 December 2019 the quoted market price of one BP ordinary share was £4.72 (2018 £4.96).
In addition, the group operates a number of equity-settled employee share plans under which share units are granted to the group’s senior leaders and certain other employees. These plans typically have a three-year performance or restricted period during which the units accrue net notional dividends which are treated as having been reinvested. Leaving employment will normally preclude the conversion of units into shares, but special arrangements apply for participants that leave for qualifying reasons. The number of shares that are expected to vest each year under employee share plans are shown in the table below. The dilutive effect of the employee share plans at 31 December is also shown.

Share plans	2019	2018
	Number of shares[a]	Number of shares[a]
Vesting	thousand	thousand
Within one year	91,105	108,934
1 to 2 years	89,939	106,337
2 to 3 years	80,844	71,407
3 to 4 years	725	588
Over 4 years	576	799
	263,189	288,065
Dilutive effect	92,343	127,165

[a]	Numbers of shares shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).
There has been a net decrease of 37,497,364 in the number of potential ordinary shares relating to employee share-based payment plans between 31 December 2019 and 27 February 2020.